B7 Other current receivables	12 Months Ended
Dec. 31, 2019
Current Assets [Abstract]
B7 Other current receivables

B7	Other current receivables

Other current receivables
	2019		2018
Prepaid expenses	1,418		2,101
Advance payments to suppliers	412		269
Derivative assets 1)	142		403
Taxes	9,778	2)	16,862
Other	2,729		1,209
Total	14,479		20,844

1)	See also note F1, “Financial risk management.”
2)	Reclassification of withholding tax of SEK 7.8 billion to deferred tax asset, see note H1, “Taxes..”